Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues	The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented:
	For the Years Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	US$	%
Sourcing services	1,464	100.0	1,394	17.4	4,428	642	56.8
Product sales	-	-	6,616	82.6	3,061	444	39.3
Battery-swapping services	-	-	-	-	307	45	3.9
Total revenues	1,464	100.0	8,010	100.0	7,796	1,131	100.0